Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Guangdong Prouden CPAs GP
Auditor Firm ID	7254
Auditor Location	Guangzhou, China
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Concorde International Group Ltd and its subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the fiscal year ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the fiscal year ended December 31, 2025, in conformity with the International Financial Reporting Standards as issued by the International Accounting Standards Board.